Provisions - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Restructuring
Other provisions
Period of expected cash outflows	2 years
Warranty
Other provisions
Period of expected cash outflows	18 months
Other
Other provisions
Period of expected cash outflows	2 years